Other Operating Income and (Expenses), Net - Summary of Other Operating Income and (Expenses), Net (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of Other Operating Income and Expenses Net [Line Items]
Strategic review of Greater China business	$ (7,547)
Impairment charges related to discontinued construction of certain production facilities		$ (24,134)	$ (172,588)
Other costs related to discontinued construction of certain production facilities		(525)	(28,972)
Impairment charges related to closure of production facility		(19,113)
Other costs related to closure of production facility	846	(22,998)
Legal settlement expenses			(9,250)
Exchange rate differences	(206)	(2,061)	(2,991)
Other	1,336	1,041	(851)
Other operating income and (expenses), net	$ (5,571)	$ (67,790)	$ (214,652)